Expenses - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020
Expenses [Line Items]
Share issue related cost	€ 8,046,158
Current prepaid expenses	2,107,551	€ 1,253,184	€ 465,360	[1]
Marketing Expenses And Insurance Premium [Member]
Expenses [Line Items]
Current prepaid expenses	€ 9,130,320		€ 0

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.